BLACKROCK FUNDSSM
SUPPLEMENT DATED JULY 23, 2007
TO THE EQUITY PROSPECTUSES
DATED JANUARY 31, 2007

Small Cap Core Equity Portfolio

The section entitled "Fund Management" in the Small Cap Core Equity Portfolio section of the Prospectus is deleted in its entirety and replaced with the following:

Fund Management

The Fund is supported by a team of investment professionals who are responsible for investment research and selection. The lead members of this team are Kate O'Connor and Wayne Archambo, CFA. Ms. O'Connor is primarily responsible for the day-to-day management of the Fund's portfolio.

Ms. O'Connor is a member of the small and mid-cap value equity team and is also responsible for coverage of the health care sector. Prior to joining BlackRock in 2001, Ms. O'Connor was an equity analyst of mid and small cap growth and value products at Independence Investment LLC from 2000 to 2001, a principal at Boston Partners Asset Management, L.P. from 1997 to 2000 and previously an equity analyst at Morgan Stanley Dean Witter.

Mr. Archambo is the head of the small and mid-cap value equity team. He has primary responsibility for managing client portfolios within this strategy and client investment guidelines, and he makes purchase and sale decisions for these products. Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner and portfolio manager of Boston Partners Asset Management, L.P.'s small and mid-cap value equity products since the firm's inception in 1995.

Ms. O'Connor has been a portfolio manager of the fund since 2002, and Mr. Archambo was a member of the portfolio management team from 2002-2003 and rejoined the team in 2007.

The Statement of Additional Information (SAI) provides additional information about the fund managers' compensation, other accounts managed by the fund managers, and the fund managers' ownership of securities in the fund.

Aurora Portfolio, Mid-Cap Value Equity Portfolio, Small Cap Value Equity Portfolio

Mr. Archambo's biography information in the "Fund Management" section in the Aurora Portfolio, Mid-Cap Value Equity Portfolio and Small Cap Value Equity Portfolio sections of the Prospectus is deleted in its entirety and replaced with the following:

Mr. Archambo is the head of the small and mid-cap value equity team. He has primary responsibility for managing client portfolios within this strategy and client investment guidelines, and he makes purchase and sale decisions for these products. Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner and portfolio manager of Boston Partners Asset Management, L.P.'s small and mid-cap value equity products since the firm's inception in 1995.

PRO-EQ-SCC-0707SUP

BLACKROCK FUNDSSM
SUPPLEMENT DATED JULY 23, 2007
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2007, AS SUPPLEMENTED JUNE 1, 2007

PORTFOLIO MANAGERS AND PORTFOLIO TRANSACTIONS

The section entitled "PORTFOLIO MANAGERS AND PORTFOLIO TRANSACTIONS—Portfolio Managers" in the Statement of Additional Information is amended by adding the following:

Portfolio Managers

As of June 30, 2007, Wayne Archambo, CFA managed or was a member of the management team for the following client accounts:

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	10	$4.8 billion	0	—
Pooled Investment Vehicles Other Than Registered Investment Companies	0	—	0	—
Other Accounts	15	$1.1 billion	0	—

Mr. Archambo's benchmarks include the following:

Portfolio Manager	Portfolio(s) Managed	Benchmarks Applicable to Each Manager
Wayne J. Archambo, CFA	Mid-Cap Value Equity Aurora Small Cap Value Equity Small Cap Core Equity	A combination of market-based indices
(e.g., The Russell 2000 Value Index,
The Russell 2500 Value Index, The Russell
Midcap Value Index and the Russell 2000
Index), certain customized indices and
certain fund industry peer groups.

As of June 30, 2007, the dollar range of securities beneficially owned by Mr. Archambo in the Portfolios is shown below:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities of the Portfolio(s) Owned
Wayne J. Archambo, CFA	Mid-Cap Value Equity	$50,001-$100,000
	Aurora	$50,001-$100,000
	Small Cap Value Equity	$100,001-$500,000
	Small Cap Core Equity	None